Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0002113612
Registrant Name	ANV Group Holdings Ltd.
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES